Nature of Operations and Going Concern	3 Months Ended
Mar. 31, 2023
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Mainz Biomed N.V. (the “Company”) is domiciled in the Netherlands. The Company’s registered office is at Keizersgracht 391A, EJ Amsterdam. The Company was formed to acquire the business of Mainz Biomed Germany GmbH (f/k/a PharmGenomics GmbH (“PharmaGenomics”, “PG”)). In September 2021, the Company completed such acquisition.

We develop in-vitro diagnostic (“IVD”) tests for clinical diagnostics in the area of human genetics, focusing in the areas of personalized medicine, led by our flagship ColoAlert™ product in European markets. We additionally operate a clinical diagnostic laboratory. We develop and distribute our IVD kits to third-party laboratories and through our on-line store.

Throughout these consolidated financial statements, Mainz Biomed N.V. and its wholly owned subsidiaries, Mainz Biomed USA, Inc. and Mainz Biomed GmbH (f/k/a PharmGenomics GmbH), are referred to, collectively and individually as “Mainz”, “Mainz Biomed”, or the “Company”.

Share Exchange

On August 3, 2021, the Company entered into a contribution agreement (the “Contribution Agreement”) between Mainz Biomed B.V. (“Mainz”), which was a private company with limited liability under Dutch law incorporated for the purpose of acquiring PharmGenomics. Under the Contribution Agreement, 100% of the shares of PharmGenomics were acquired in exchange for 6,000,000 shares of the Company. Upon the closing of the Contribution Agreement, PharmGenomics became a wholly owned subsidiary of the Company and the former shareholders of PharmGenomics held approximately 62% of the outstanding shares of the Company prior to the Company’s initial public offering. On September 20, 2021 PharmGenomics and the Company closed the Contribution Agreement.

IPO and Follow-on Equity Offering

In November 2021, the Company completed its initial public offering of its ordinary shares on the Nasdaq Capital Market, selling 2,300,000 shares at $5.00 per share. Upon its IPO, Mainz Biomed B.V. became Mainz Biomed N.V. In January 2022, the Company completed a follow on offering of its ordinary shares, selling 1,725,000 ordinary shares issued for gross proceeds of approximately $25.9 million (proceeds net of offering expenses was $23.9 million).

Going Concern

The Company has recurring losses, accumulated deficit totaling $49,593,210 and negative cash flows used in operating activities of $5,659,391 as of and for the three months ended March 31, 2023. The Company also had $10,858,202 of cash on hand on March 31, 2023, and working capital, excluding liabilities to be settled with ordinary shares, of $7,679,572. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements. If the Company is unable to obtain funding, the Company could be forced to further delay, reduce or eliminate its research and development, regulatory, and commercial efforts which could adversely affect its future business prospects and its ability to continue as a going concern.

The Company plans to fund its cash flow and working capital needs through current cash on hand and future debt and/or equity financings which it may obtain through one or more public or private equity offerings, debt financings, government or other third-party funding, strategic alliances or collaboration agreements. In December 2022 the Company entered into a $50,000,000 Controlled Equity Offering (see Note 12); the Company raised $1.3 million of cash from this facility over a seven-week period during the three months ended March 31, 2023. The Company has also implemented plans to reduce its expenses through the delay and deferral of programs and projects not related to its commercial efforts or its clinical study called eAArly Detect, which is expected to be completed and report results in the third quarter of 2023. Management believes that its expense reduction plans, coupled with the availability of its Controlled Equity Offering, and ability to execute a financing after the reporting of its eAArly Detect clinical study, will provide the financing necessary to fund the Company’s working capital needs for the foreseeable future.

These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. These financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

COVID-19 Impact

On March 11, 2020, the outbreak of the novel strain of coronavirus specifically identified as “COVID-19” was declared a pandemic by the World Health Organization. The outbreak has resulted in governments worldwide enacting emergency measures to combat the spread of the virus which in turn have caused material disruption to business globally. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions and the severity and frequency of new strains of the coronavirus. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods.